Leases - Information About Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020
Leases Disclosure [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 13,477	$ 32,520	$ 84,595	$ 55,562
Cash paid for amounts included in the measurement of lease liabilities	$ 48,092	$ 48,283	$ 130,274	$ 143,848
Weighted-average remaining lease term in years	11 years 2 months 12 days	10 years 10 months 24 days	11 years 2 months 12 days	10 years 10 months 24 days
Weighted-average incremental borrowing rate	9.09%	8.88%	9.09%	8.88%
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities					$ 57,383
Cash paid for amounts included in the measurement of lease liabilities					$ 192,849
Weighted-average remaining lease term in years					10 years 8 months 12 days
Weighted-average incremental borrowing rate					8.89%